SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Warrant liabilities	$ 11,945	$ 146,613
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities	11,945	146,613
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities